Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of significant components of current and deferred Income tax expense attributable to Income from continuing operations

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Current tax benefit (expense)	$(1,151)	$(606)	$4,598
Deferred tax benefit (expense)	(12)	(25)	(3)
Income tax benefit (expense)	$(1,163)	$(631)	$4,595

Schedule of Income (loss) before income taxes

	Year Ended December 31,
(U.S. Dollars in thousands)	2025	2024	2023
Income (loss) before income taxes	$24,422	$14,696	$(38,923)

Schedule of income tax expense reconciliation

A reconciliation between the effective tax rate and the product of the accounting profit multiplied by the UK domestic tax rate for the year ended December 31, 2025, 2024 and 2023 is as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
Income tax benefit (expense) in UK	$(6,105)	25%	$(3,674)	25%	$9,731	25%
Nontaxable and nondeductible items related to the Norwegian tonnage tax regime	4,942	(20)	3,043	(22)	(5,136)	(13)
Effective tax rate	$(1,163)	5%	$(631)	5%	$4,595	12%

Schedule of components of deferred tax assets and liabilities

The tax effects, relating to the Norwegian tonnage tax regime, of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2025 and 2024 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2025	2024
Deferred tax assets:
Financial loss carry forwards for tonnage tax	$19,862	$19,341
Valuation allowance	(17,200)	(16,015)
Deferred tax liabilities:
Entrance tax	(82)	(91)
Total net deferred tax assets (liabilities)	$2,580	$3,235

The net deferred tax assets (liabilities) is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2025	2024
Non-current deferred tax assets	$2,662	$3,326
Non-current deferred tax liabilities	(82)	(91)
Total net deferred tax assets (liabilities)	$2,580	$3,235

Changes in the net deferred tax assets (liabilities) at December 31, 2025 and 2024 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2025	2024
Total net deferred tax assets (liabilities) at January 1,	$3,235	$4,231
Change in temporary differences	(644)	(1,009)
Translation differences	(11)	13
Total net deferred tax assets (liabilities) at December 31,	$2,580	$3,235